Classification and Carrying Amount of Pledged Assets, in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total pledged assets	$ 12,204,516	$ 16,435,648
Non Covered Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	10,279,579	9,695,200
Available-for-sale Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	1,894,651	1,867,249
Held-to-maturity Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	25,000	25,770
Loans Held For Sale [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	5,286	2,862
Loans Held For Investment [Member] | Covered Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	0	4,787,002
Covered Under Loss Sharing Agreements With F D I C [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	$ 0	$ 57,565